Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
Beginning Balance at Dec. 31, 2021	$ 657,632	$ 1,398	$ 294,656	$ (540)	$ 412,129	$ (50,011)
Beginning Balance, shares at Dec. 31, 2021		139,764
Net income	172,510				172,510
Other comprehensive income (loss)	3,135			3,135
Stock-based compensation expenses	26,661		26,661
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,186
Issuance of ordinary shares upon exercise of restricted stock units	(39)	$ 12	(51)
Share repurchase	(128,840)					(128,840)
Treasury stock retired (Shares)		(8,734)
Treasury stock retired		$ (88)	(17,702)		(161,061)	178,851
Adjustment to dividends paid	1,542				1,542
Ending Balance at Dec. 31, 2022	732,601	$ 1,322	303,564	2,595	425,120	0
Ending Balance, shares at Dec. 31, 2022		132,216
Net income	52,873				52,873
Other comprehensive income (loss)	(1,442)			(1,442)
Stock-based compensation expenses	17,547		17,547
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,460
Issuance of ordinary shares upon exercise of restricted stock units	(46)	$ 15	(61)
Dividends declared	(66,837)				(66,837)
Ending Balance at Dec. 31, 2023	$ 734,696	$ 1,337	321,050	1,153	411,156	0
Ending Balance, shares at Dec. 31, 2023	133,676	133,676
Net income	$ 89,249				89,249
Other comprehensive income (loss)	(815)			(815)
Stock-based compensation expenses	16,956		16,956
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,088
Issuance of ordinary shares upon exercise of restricted stock units	(20)	$ 11	(31)
Dividends declared	(67,782)				(67,782)
Ending Balance at Dec. 31, 2024	$ 772,284	$ 1,348	$ 337,975	$ 338	$ 432,623	$ 0
Ending Balance, shares at Dec. 31, 2024	134,764	134,764